CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2015
Schedule of Stock Options Oustanding [Table Text Block]
Number of	Exercise	Expiry Date
Options	Price

324,000	CDN$0.225	May 1, 2016
516,000	CDN$0.15	June 22, 2016
108,000	CDN$0.50	March 5, 2017
162,000	CDN$0.15	March 12, 2017
54,000	CAD$0.50	June 1, 2020
63,000	CDN$0.15	June 1, 2020
48,000	CDN$0.225	June 1, 2020
90,000	CDN$0.50	July 1, 2020
30,000	CDN$0.50	March 1, 2021
100,000	CDN$0.225	March 1, 2021
108,000	CDN$0.15	June 10, 2021
382,000	CDN$0.15	December 31, 2022
250,000	CDN$0.20	October 8, 2025

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	December 31, 2015		December 31, 2014		December 31, 2013
		Weighted		Weighted		Weighted
		Average	Number	Average		Average
	Number of	Exercise	of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price

Outstanding, beginning of year	2,426,000	$0.43	2,489,000	$1.03	2,639,000	$1.02
Granted	250,000	$0.15	108,000	$0.43	—	—
Exercised	—	—	—	—	—	—
Cancelled/Expired	(441,000)	$0.36	(171,000)	$1.90	(150,000)	$0.82

Outstanding, end of year	2,235,000	$0.16	2,426,000	$0.43	2,489,000	$1.03

Exercisable, end of year	2,235,000	$0.16	2,426,000	$0.43	2,462,000	$1.02

Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]
	2015	2014	2013

Risk-free interest rate	0.26% - 1.64%	1.25%	—
Expected life	0.8 to 5 years	5.0 years	—
Annualized volatility	58% - 74%	45%	—
Dividend rate	—	—	—

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	2015		2014			2013

Balance, beginning of year	—	964,500	CAD$	1.00	964,500	CAD$	1.00
Issued	—	—			—
Exercised	—	—			—
Expired	—	(964,500)			—
Balance, end of year	—	—			964,500	CAD$	1.00

Amended Stock Options [Member]
Schedule of Share-based Compensation, Stock Options Black-Scholes Valuation Assumptions [Table Text Block]
	2015	2014	2013

Risk-free interest rate	1.75%	1.75%	—
Expected life	7.5 years	7.5 years	—
Annualized volatility	68%	95%	—
Dividend rate	—	—	—